Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Estimated Future Amortization) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Estimated future amortization expense allocated to other expenses for VOBA [Abstract]
VOBA 2017	$ 110
VOBA 2018	94
VOBA 2019	80
VOBA 2020	60
VOBA 2021	52
Value of Distribution Agreements and Customer Relationships Acquired [Abstract]
VODA and VOCRA 2017	15
VODA and VOCRA 2018	14
VODA and VOCRA 2019	13
VODA and VOCRA 2020	12
VODA and VOCRA 2021	$ 10